Other Significant Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Other Significant Agreements

16. Other significant agreements

MDACC sponsored research agreement

In November 2015, the Company entered into the MDACC Research Agreement with MDACC. Under the MDACC Research Agreement, the Company engaged MDACC to perform research and development services relating to its technology on patients suffering with cancer (the Research Program). MDACC was obligated to use reasonable efforts to conduct the Research Program and furnish the facilities necessary to carry out the program. The Research Program allowed for amendments from time to time during the term, by agreement of the parties, to modify the current Research Program or to add additional research projects for inclusion as part of the Research Program. The MDACC Research Agreement provided the Company with an option to negotiate a license to certain other technology derived from the program in the field of exosome technology. The term of the MDACC Research Agreement was originally scheduled to expire in November 2018. The MDACC Research Agreement was subsequently amended in February 2017 and in April 2018 to extend the term of the MDACC Research Agreement to February 2021 and to modify the payment terms of the MDACC Research Agreement. The MDACC Research Agreement was further amended in September 2019 to terminate the agreement, effective as of December 31, 2019.

Under the terms of the MDACC Research Agreement, the Company was obligated to pay fixed tiered quarterly cash payments (the Quarterly Payments) and to issue a fixed number of shares of its Series A Preferred Stock or Series B Preferred Stock to MDACC in consideration for the research services. The Quarterly Payments consisted of the following: (i) direct expenses comprising $1.0 million payable to MDACC in the first year and $1.25 million payable in years two through five, and (ii) overhead charges of 25% of the direct expenses. In addition to the Quarterly Payments, the Company was also obligated to issue an aggregate of 200,000 shares of Series A Preferred Stock in the first year of the arrangement and 20,833 shares of Series B Preferred Stock, quarterly, in years two through five of the MDACC Research Agreement. The Company recognized the payments made to MDACC as research and development expense as incurred. The shares to be issued were expensed on the date the associated Quarterly Payment was due based on the estimated fair value of the underlying series of Redeemable Convertible Preferred Stock on such date. Subsequent to issuance, the Series A Preferred Stock and Series B Preferred Stock issued to MDACC was accounted for consistent with all other outstanding shares of the respective series of Redeemable Convertible Preferred Stock. As noted above, the agreement was terminated as of December 31, 2019. As of December 31, 2019, the Company accrued the final $1.2 million cash payment and 62,500 shares of Series B Preferred Stock related to services provided in 2019. The Company made the final cash payment and issued 62,500 shares of Series B Preferred Stock to MDACC in January 2020. There are no further payments or share issuances owed to MDACC pursuant to the MDACC Research Agreement.

For the three and nine months ended September 30, 2019, the Company recognized expense for the estimated fair value of the 20,833 and 62,499 shares of Series B Preferred Stock, respectively, that were due to MDACC totaling $0.1 million and $0.3 million, respectively. During the three and nine months ended September 30, 2019, the Company recognized expenses for the direct expenses and overhead charges of $0.4 million and $1.2 million, respectively. There was no expense recognized in the three and nine months ended September 30, 2020.

MDACC in-license agreement

In November 2015, the Company entered into a Patent and Technology License Agreement with MDACC, as amended in April 2018 (the MDACC License Agreement). Pursuant to the MDACC License Agreement, the Company holds exclusive worldwide license rights to certain intellectual property relating to the use of exosomes for diagnostic and therapeutic applications and a non-exclusive worldwide license under certain related technologies, with the right to grant sublicenses. The Company also obtained the exclusive right of first negotiation, for a specified time period, for a license to certain of MDACC’s rights in future exosome technology.

Under the terms of the MDACC License Agreement, the Company is responsible for all patent costs incurred by MDACC for the underlying licensed technology in excess of $1.5 million from the effective date of the agreement through February 1, 2021, and for all patent costs incurred or invoiced after this date. As of September 30, 2020, there was approximately $0.8 million remaining for funding by MDACC of patent-related costs under the MDACC License Agreement.

Pursuant to the MDACC License Agreement, the Company is also required to make future payments to MDACC upon the occurrence of events related to the development of products and upon the achievement of certain development and regulatory approval milestones up to an aggregate of $11.9 million, comprising up to $2.4 million for diagnostic products and up to $9.5 million for therapeutic products. The Company may at its discretion pay up to $4.4 million in such contingent payments in cash or through the issuance of equity in the form of Redeemable Convertible Preferred Stock or common stock, as applicable. Such payments will be expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved. In addition, the Company is obligated to pay certain payments upon the execution of sublicenses for qualifying products, as well as single digit percentage royalty payments on net sales from a licensed product.

The Company was obligated to make a one-time payment to MDACC of amounts ranging from $20.0 million to $150.0 million, if by November 12, 2019, the Company had been acquired or the Company closed an equity financing, and the price per share in such acquisition or equity financing (defined as the average of the closing sale prices for the Company’s common stock for the 30 consecutive trading days immediately preceding the closing), was equal to or in excess of the agreed upon price triggers equating to Company valuations of approximately $1.4 billion to $5.8 billion. If these payments were triggered, the Company could have elected, at its sole discretion, to make such payments in cash or by the issuance of its common stock. Neither an acquisition nor a qualifying equity financing occurred by November 12, 2019, therefore the Company was not obligated to make any payments pursuant to this provision.

The MDACC License Agreement will continue until the last to occur of: (i) the expiration of all patents issued underlying the licenses conveyed, (ii) the cancellation, withdrawal or express abandonment of all patent rights underlying the licenses conveyed or (iii) the fifteenth anniversary of the effective date of the agreement. Upon expiration of the MDACC License Agreement, the licenses granted will automatically convert to a fully-paid irrevocable and perpetual license. The Company may terminate the license for convenience upon 180 days prior written notice to MDACC. The license automatically terminates upon the Company’s bankruptcy, if the Company challenges the validity or enforceability of any of the licensed patent rights, or if the Company fails to make a number of payments in a timely manner over a specified period of time. Additionally, MDACC may terminate the license for the Company’s breach subject to certain specified cure periods.

As of September 30, 2020, no milestones had been achieved, nor had any royalties, sublicensing fees or other contingent payments been incurred under the MDACC License Agreement. The Company did not make any payments to MDACC for the three or nine months ended September 30, 2020 or 2019 with respect to the MDACC License Agreement.

Kayla Therapeutics S.A.S license agreement

On November 6, 2018, the Company entered into a License Agreement with Kayla, pursuant to which it obtained a co-exclusive worldwide, sublicensable license under certain patent rights and to related know-how and methods to research, develop, manufacture and commercialize compounds and products covered by such patent rights in all diagnostic, prophylactic and therapeutic uses (the Kayla License Agreement). The foregoing license is co-exclusive with Kayla, but Kayla’s retained rights are subject to certain restrictions.

During the first 6 years following the effective date of the Kayla License Agreement, Kayla and its affiliates may not research, develop, manufacture or commercialize anywhere in the world any product containing a small molecule STING agonist and an exosome. In addition, during the term of the Kayla License Agreement, Kayla and its affiliates may not grant a license to any third party under the licensed patent rights to, develop, manufacture or commercialize anywhere in the world a product containing certain STING compounds for therapeutic or veterinary purpose. The Kayla License Agreement also restricts the Company from developing any competing product containing a small molecule STING agonist and an exosome until the expiration of a non-compete period determined by the achievement of clinical milestones.

Pursuant to ASC 730, the Company determined that the assets acquired represent in-process research and development with no alternative future use. Therefore, the value of the consideration given for the licenses is expensed to acquired in-process research and development in the period in which it is incurred.

In consideration for entering into the Kayla License Agreement, the Company paid an up-front payment of $6.5 million in cash and issued 118,212 shares of common stock. The Company recorded an aggregate of $8.1 million to acquired in-process research and development expense during the year ended December 31, 2018 comprised of: (i) $6.5 million related to the cash payment and (ii) $1.6 million related to the issuance of its common stock based on the fair value of the Company’s common stock at the effective date of the Kayla License Agreement.

The Company has certain diligence obligations under the Kayla License Agreement, which include using commercially reasonable efforts to develop, commercialize and market the products developed under the licensed patent rights, including using commercially reasonable efforts to initiate a cohort extension of a Phase 1/2 trial after obtaining IND approval. The Company is also obligated to pay up to $100.0 million in cash payments and up to $13.0 million payable in shares of the Company’s common stock upon the achievement of specified clinical and regulatory milestones, including approvals in the US, the EU and Japan. Such payments will be expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved. Additionally, the Company is obligated to pay to Kayla a percentage of the payments that the Company receives from sublicensees of the rights licensed to it by Kayla, excluding any royalties. This percentage varies from single digits to low double digits. The first milestone was achieved upon the first dosing of exoSTING to the first subject in the Company’s Phase 1/2 clinical trial in September 2020. Upon achievement of the milestone, the Company was obligated to make a nonrefundable payment of $15.0 million in cash and issue 177,318 shares of common stock to Kayla. The common stock was issued as of the date of dosing, and the cash payment of $15.0 million was accrued as of September 30, 2020. During the three and nine months ended September 30, 2020 the Company recorded $17.7 million to research and development expense under the Kayla License Agreement. The aggregate expenses of $17.7 million comprises the value of the common stock issued to Kayla in the amount of $2.7 million, based on the value of the Company’s common stock on the date the milestone was achieved, and the $15.0 million cash payment. The milestone payment was expensed because the associated asset was in development at the time the contingency that triggered the milestone was achieved. As of September 30, 2020, no other milestones had been achieved.

The Company is obligated to pay to Kayla tiered royalties ranging from low single-digits to mid-single-digits based on annual net sales by the Company, its affiliates and its sublicensees of licensed products. The royalty term is determined on a product-by-product and country-by-country basis and continues until the later of (i) the expiration of the last valid claim of the licensed patent rights that covers such product in such country, (ii) the loss or expiration of any period of marketing exclusivity for such product in such country, or (iii) ten years after the first commercial sale of such product in such country; provided that if the royalty is payable when no valid claim covers a given product in a given country, the royalty rate for sales of such product in such country is decreased. The Company may terminate the Kayla License Agreement on a licensed compound-by-licensed compound basis and on a region-by region basis for any reason upon 30 days prior written notice to Kayla. The Company or Kayla may terminate the Kayla License Agreement for the other’s material breach that remains uncured for 60 days after receiving notice thereof. As of September 30, 2020, no royalties, or other contingent payments had been incurred under the Kayla License Agreement.

16. Other significant agreements

MDACC sponsored research agreement

In November 2015, the Company entered into the MDACC Research Agreement with MDACC. Under the MDACC Research Agreement, the Company engaged MDACC to perform research and development services relating to its technology on patients suffering with cancer (the Research Program). MDACC was obligated to use reasonable efforts to conduct the Research Program and furnish the facilities necessary to carry out the program. The Research Program allowed for amendments from time to time during the term, by agreement of the parties, to modify the current Research Program or to add additional research projects for inclusion as part of the Research Program. The MDACC Research Agreement provided the Company with an option to negotiate a license to certain other technology derived from the program in the field of exosome technology. The term of the MDACC Research Agreement was originally scheduled to expire in November 2018. The MDACC Research Agreement was subsequently amended in February 2017 and in April 2018 to extend the term of the MDACC Research Agreement to February 2021 and to modify the payment terms of the MDACC Research Agreement. The MDACC Research Agreement was further amended in September 2019 to terminate the agreement, effective as of December 31, 2019.

Under the terms of the MDACC Research Agreement, the Company was obligated to pay fixed tiered quarterly cash payments (the Quarterly Payments) and to issue a fixed number of shares of its Series A Preferred Stock or Series B Preferred Stock to MDACC in consideration for the research services. The Quarterly Payments consisted of the following: (i) direct expenses comprising $1.0 million payable to MDACC in the first year and $1.25 million payable in years two through five, and (ii) overhead charges of 25% of the direct expenses. In addition to the Quarterly Payments, the Company was also obligated to issue an aggregate of 200,000 shares of Series A Preferred Stock in the first year of the arrangement and 20,833 shares of Series B Preferred Stock, quarterly, in years two through five of the MDACC Research Agreement. The Company recognized the payments made to MDACC as research and development expense as incurred. The shares to be issued were expensed on the date the associated Quarterly Payment was due based on the estimated fair value of the underlying series of Redeemable Convertible Preferred Stock on such date. Subsequent to issuance, the Series A Preferred Stock and Series B Preferred Stock issued to MDACC was accounted for consistent with all other outstanding shares of the respective series of Redeemable Convertible Preferred Stock. As noted above, the agreement was terminated as of December 31, 2019. As of December 31, 2019, the Company accrued the final $1.2 million cash payment and 62,500 shares of Series B Preferred Stock related to services provided in 2019. The Company made the final cash payment and issued 62,500 shares of Series B Preferred Stock to MDACC in January 2020. There are no further payments or share issuances owed to MDACC.

For each of the years ended December 31, 2018 and 2019, the Company recognized expense for the estimated fair value of the 83,332 shares of Series B Preferred Stock that were due to MDACC totaling $0.3 million and expenses for the direct expenses and overhead charges of $1.6 million.

MDACC in-license agreement

In November 2015, the Company entered into a Patent and Technology License Agreement with MDACC, as amended in April 2018 (the MDACC License Agreement). Pursuant to the MDACC License Agreement, the Company holds exclusive worldwide license rights to certain intellectual property relating to the use of exosomes for diagnostic and therapeutic applications and a non-exclusive worldwide license under certain related technologies, with the right to grant sublicenses. The Company also obtained the exclusive right of first negotiation, for a specified time period, for a license to certain of MDACC’s rights in future exosome technology.

Pursuant to ASC 730, the Company determined that the assets acquired represent in-process research and development with no alternative future use. Therefore, the value of the consideration given for the licenses is expensed to acquired in-process research and development in the period in which it is incurred.

In consideration for entering into the MDACC License Agreement, the Company paid an up-front non-refundable license fee in the form of 738,134 shares of the Company’s common stock valued at an aggregate of $2.4 million, as measured on the effective date of the agreement. The Company expensed the aggregate of $2.4 million to acquired in-process research and development expense in the year ended December 31, 2015.

Under the terms of the MDACC License Agreement, the Company is responsible for all patent costs incurred by MDACC for the underlying licensed technology in excess of $1.5 million from the effective date of the agreement through February 1, 2021, and for all patent costs incurred or invoiced after this date. In consideration for MDACC’s agreement to pay patent expenses up to the specified amount of $1.5 million, the Company issued 1,500,000 shares of Series A Preferred Stock to MDACC on November 12, 2015. The Company expensed $1.8 million as acquired in-process research and development expense in the year ended December 31, 2015 related to the fair value of Redeemable Convertible Preferred Stock issued. As of December 31, 2018 and 2019, there was approximately $1.0 million and $0.9 million, respectively, remaining for funding by MDACC of patent-related costs under the MDACC License Agreement.

Pursuant to the MDACC License Agreement, the Company is also required to make future payments to MDACC upon the occurrence of events related to the development of products and upon the achievement of certain development and regulatory approval milestones up to an aggregate of $11.9 million, comprising up to $2.4 million for diagnostic products and up to $9.5 million for therapeutic products. The Company may at its discretion pay up to $4.4 million in such contingent payments in cash or through the issuance of equity in the form of Redeemable Convertible Preferred Stock or common stock, as applicable. Such payments will be expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved. In addition, the Company is obligated to pay certain payments upon the execution of sublicenses for qualifying products, as well as single digit percentage royalty payments on net sales from a licensed product.

The Company was obligated to make a one-time payment to MDACC of amounts ranging from $20.0 million to $150.0 million, if by November 12, 2019, the Company had been acquired or the Company closed an equity financing, and the price per share in such acquisition or equity financing (defined as the average of the closing sale prices for the Company’s common stock for the 30 consecutive trading days immediately preceding the closing), was equal to or in excess of the agreed upon price triggers equating to Company valuations of approximately $1.4 billion to $5.8 billion. If these payments were triggered, the Company could have elected, at its sole discretion, to make such payments in cash or by the issuance of its common stock. Neither an acquisition nor a qualifying equity financing occurred by November 12, 2019, therefore the Company was not obligated to make any payments pursuant to this provision.

The MDACC License Agreement will continue until the last to occur of: (i) the expiration of all patents issued underlying the licenses conveyed, (ii) the cancellation, withdrawal or express abandonment of all patent rights underlying the licenses conveyed or (iii) the fifteenth anniversary of the effective date of the agreement. Upon expiration of the MDACC License Agreement, the licenses granted will automatically convert to a fully-paid irrevocable and perpetual license. The Company may terminate the license for convenience upon 180 days prior written notice to MDACC. The license automatically terminates upon the Company’s bankruptcy, if the Company challenges the validity or enforceability of any of the licensed patent rights, or if the Company fails to make a number of payments in a timely manner over a specified period of time. Additionally, MDACC may terminate the license for the Company’s breach subject to certain specified cure periods.

As of December 31, 2019, no milestones had been achieved, nor had any royalties, sublicensing fees or other contingent payments been incurred under the MDACC License Agreement. The Company did not make any payments to MDACC for the years ended December 31, 2018 or 2019 with respect to the MDACC License Agreement.

Kayla Therapeutics S.A.S license agreement

On November 6, 2018, the Company entered into a License Agreement with Kayla, pursuant to which it obtained a co-exclusive worldwide, sublicensable license under certain patent rights and to related know-how and methods to research, develop, manufacture and commercialize compounds and products covered by such patent rights in all diagnostic, prophylactic and therapeutic uses (the Kayla License Agreement). The foregoing license is co-exclusive with Kayla, but Kayla’s retained rights are subject to certain restrictions.

During the first 6 years following the effective date of the Kayla License Agreement, Kayla and its affiliates may not research, develop, manufacture or commercialize anywhere in the world any product containing a small molecule STING agonist and an exosome. In addition, during the term of the Kayla License Agreement, Kayla and its affiliates may not grant a license to any third party under the licensed patent rights to, develop, manufacture or commercialize anywhere in the world a product containing certain STING compounds for therapeutic or veterinary purpose. The Kayla License Agreement also restricts the Company from developing any competing product containing a small molecule STING agonist and an exosome until the expiration of a non-compete period determined by the achievement of clinical milestones.

Pursuant to ASC 730, the Company determined that the assets acquired represent in-process research and development with no alternative future use. Therefore, the value of the consideration given for the licenses is expensed to acquired in-process research and development in the period in which it is incurred.

In consideration for entering into the Kayla License Agreement, the Company paid an up-front payment of $6.5 million in cash and issued 118,212 shares of common stock. The Company recorded an aggregate of $8.1 million to acquired in-process research and development expense during the year ended December 31, 2018 comprises: (i) $6.5 million related to the cash payment and (ii) $1.6 million related to the issuance of its common stock based on the fair value of the Company’s common stock at the effective date of the Kayla License Agreement.

The Company has certain diligence obligations under the Kayla License Agreement, which include using commercially reasonable efforts to develop, commercialize and market the products developed under the licensed patent rights, including using commercially reasonable efforts to initiate a cohort extension of a Phase 1/2 trial after obtaining IND approval. The Company is also obligated to pay up to $100.0 million in cash payments and up to $13.0 million payable in shares of the Company’s common stock upon the achievement of specified clinical and regulatory milestones, including approvals in the US, the EU and Japan. The first eligible milestone, for which the Company will be obligated to make a nonrefundable payment to Kayla of $15.0 million in cash and $5.3 million in common stock, with the price per share in common stock valued as set forth in the license agreement, will occur upon the first dosing of a licensed product to the first subject in a Phase 1/2 clinical trial. Such payments will be expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved. Additionally, the Company is obligated to pay to Kayla a percentage of the payments that the Company receives from sublicensees of the rights licensed to it by Kayla, excluding any royalties. This percentage varies from single digits to low double digits.

The Company is obligated to pay to Kayla tiered royalties ranging from low single-digits to mid single-digits based on annual net sales by the Company, its affiliates and its sublicensees of licensed products. The royalty term is determined on a product-by-product and country-by-country basis and continues until the later of (i) the expiration of the last valid claim of the licensed patent rights that covers such product in such country, (ii) the loss or expiration of any period of marketing exclusivity for such product in such country, or (iii) ten years after the first commercial sale of such product in such country; provided that if the royalty is payable when no valid claim covers a given product in a given country, the royalty rate for sales of such product in such country is decreased. The Company may terminate the license agreement on a licensed compound-by-licensed compound basis and on a region-by region basis for any reason upon 30 days prior written notice to Kayla. The Company or Kayla may terminate the license agreement for the other’s material breach that remains uncured for 60 days after receiving notice thereof.

As of December 31, 2019, no milestones had been achieved, nor had any royalties, sublicensing fees or other contingent payments been incurred under the Kayla License Agreement.